Condensed Interim Statements of Changes In Shareholders’ Deficiency Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD USD ($)	[1]	Share premium ILS (₪)	Share premium USD USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD USD ($)	ILS (₪)	Total Equity USD USD ($)
Balance at Dec. 31, 2018	[1]			₪ 179,929		₪ (211,144)		₪ (31,215)
Total comprehensive loss						(46,823)		(46,823)
Exercise of Options	[1]			1,402				1,402
Share-based compensation				4,062				4,123
Balance at Jun. 30, 2019	[1]			185,454	$ 53,507	(257,967)	$ (74,428)	(72,513)	$ (20,921)
Balance at Dec. 31, 2018	[1]			179,929		(211,144)		(31,215)
Total comprehensive loss						(109,194)		(109,194)
Issuance of ordinary shares, net of issuance costs				70,270				70,270
Exercise of Options				1,402				1,402
Share-based compensation				3,684				3,684
Balance at Dec. 31, 2019	[1]			255,285	73,654	(320,338)	(92,423)	(65,053)	(18,769)
Balance at Mar. 31, 2019	[1]			179,987		(210,578)		(30,591)
Total comprehensive loss						(47,389)		(47,389)
Exercise of Options	[1]			1,402				1,402
Share-based compensation				4,065				4,065
Balance at Jun. 30, 2019	[1]			185,454	53,507	(257,967)	(74,428)	(72,513)	(20,921)
Balance at Dec. 31, 2019	[1]			255,285	73,654	(320,338)	(92,423)	(65,053)	(18,769)
Total comprehensive loss						(45,673)		(45,673)
Exercise of warrants				45,274				45,274
Share-based compensation				3,530				3,530
Balance at Jun. 30, 2020	[1]			304,089	87,735	(366,011)	(105,600)	(61,922)	(17,865)
Balance at Mar. 31, 2020	[1]			262,729		(324,033)		(61,304)
Total comprehensive loss						(41,978)		(41,978)
Exercise of warrants				38,034				38,034
Share-based compensation				3,326				3,326
Balance at Jun. 30, 2020	[1]			₪ 304,089	$ 87,735	₪ (366,011)	$ (105,600)	₪ (61,922)	$ (17,865)

[1]	Represents less than NIS\USD 1.